UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 04/30/08

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2008 (Unaudited)
Shares	COMMON STOCKS - 50.63%	Market Value
	Aerospace/Defense- 4.72%
4,000	Force Protection, Inc. *	$ 11,960
1,500	United Technologies Corp. #	108,705
		120,665
	Agriculture- 3.44%
2,000	Archer-Daniels-Midland Company #	88,120

	Auto Parts & Equipment- 0.91%
4,500	China Automotive Systems, Inc. *	23,220

	Banks- 1.67%
3,000	East West Bancorp, Inc.	42,720

	Coal- 6.73%
1,100	Arch Coal, Inc. #	63,096
15,606	National Coal Corp. *	78,342
500	Peabody Energy Corp. #	30,565
		172,003
	Computers- 0.91%
500	Hewlett-Parkard Co.	23,175

	Diversified Financial Services- 1.58%
3,700	CIT Group, Inc.	40,293

	Energy-Alternate Sources- 0.57%
10,000	Evergreen Energy, Inc. *	14,700

	Exchange-Traded Fund- 6.07%
3,000	UltraShort Dow30 Proshares	155,370

	Internet- 2.79%
2,600	Yahoo, Inc. *	71,266

	Machinery-Diversified- 0.75%
4,000	Presstek, Inc. *	19,080

	Mining- 2.25%
6,000	Ivanhoe Mines, Ltd. *	57,660

	Miscellaneous Manufacturing- 1.50%
1,000	FreightCar America, Inc. #	38,400

	Oil & Gas- 0.34%
500	Constellation Energy Partners LLC	8,660

	Pipelines- 6.94%
5,000	The Williams Companies, Inc. #	177,500

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2008 ( Unaudited) (Continued)
Shares		Market Value
	REITS- 2.10%
2,000	Ashford Hospitality Trust, Inc.	$ 11,580
3,000	CapitalSource, Inc.	42,150
		53,730
	Retail- 2.70%
700	Sears Holding Corp. *	69,027

	Semiconductor- 2.62%
2,300	Texas Instruments, Inc.	67,068

	Water- 2.04%
2,200	Consolidated Water Co., Inc.	52,140

	TOTAL COMMON STOCKS (Cost $1,731,208)	1,294,797

Principal
Amount	U.S. GOVERNMENT AGENCY - 38.98%
	Federal Home Loan Mortgage Company- 2.45%
$ 72,950	5.03%^, 03/15/34	62,657

	Government National Mortgage Association - 36.53%
660	6.50%, 06/15/2023	686
289,715	6.50%, 07/15/2024	300,715
390,784	6.50%, 09/15/2032	405,621
200,054	7.00%, 06/15/2029	211,057
2,832	7.00%, 11/15/2026	2,987
2,693	7.00%, 09/15/2027	2,841
1,346	7.00%, 07/15/2023	1,420
714	7.00%, 11/15/2029	754
449	7.00%, 04/15/2031	473
177	7.50%, 05/15/2017	187
1,269	7.50%, 03/15/2024	1,340
181	8.00%, 06/15/2017	191
432	8.00%, 12/15/2021	458
796	8.00%, 02/15/2022	842
28	9.50%, 08/15/2009	29
221	9.50%, 03/15/2020	250
95	9.50%, 03/15/2020	106
569	10.50%, 01/15/2016	646
214	10.50%, 03/15/2016	240
41	10.50%, 11/20/2018	46
130	10.50%, 5/20/2019	149
145	11.00%, 03/15/2010	154
166	11.00%, 09/15/2010	178

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2008 (Unaudited) (Continued)
Principal	Government National Mortgage
Amount	Association- 36.53%, Continued	Market Value
$ 47	11.00%, 09/15/2015	$ 53
205	11.00%, 09/15/2015	233
219	11.00%, 11/15/2015	247
108	11.00%, 08/20/2019	124
1,159	11.00%, 11/20/2019	1,344
733	11.00%, 08/20/2020	853
		934,224

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,011,414)	996,881

	CORPORATE BONDS - 3.95%
	Chemicals - 3.95%
100,000	Union Carbide Corp., 6.70%, 04/01/2009	100,933

	TOTAL CORPORATE BONDS (Cost $100,966)	100,933

	MUNICIPAL BONDS - 5.81%
215,000	Illinois Developmemt Finance Authority, 0.00%,7/15/2023	105,043
100,000	Illinois Developmemt Finance Authority, 0.00%,7/15/2025	43,575

	TOTAL MUNICIPAL BONDS (Cost $141,466)	148,618

Shares	SHORT-TERM INVESTMENTS- 7.35%
187,895	Bank of New York Hamilton Fund, Premier Shares, 2.43%^	187,895

	TOTAL SHORT-TERM INVESTMENTS (Cost $187,895)	187,895

	Total Investments in Securities
	(Cost $3,172,949) - 106.72%	2,729,124
	Call Options Written - (1.48)%	(37,845)
	Liabilities in excess of other assets - (5.24)%	(133,882)
	Net Assets - 100.00%	$ 2,557,397

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on April 30, 2008.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- April 30, 2008 ( Unaudited) (Continued)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
11	Arch Coal, Inc.
	Expiration July 2008, Exercise Price $50.00	$ 11,220
20	Archer-Daniels-Midland Co.
	Expiration September 2008, Exercise Price $50.00	3,400
10	Freightcar America, Inc.
	Expiration September 2008, Exercise Price $50.00	1,025
15	United Technologies Corp
	Expiration November 2008, Exercise Price $75.00	6,000
50	The Williams Companies, Inc.
	Expiration August 2008, Exercise Price $35.00	13,000
5	Peabody Energy Corp.
	Expiration Januaruy 2009, Exercise Price $70.00	3,200

	Total Call Options Written (Proceeds $29,629)	$ 37,845

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

At April 30, 2008, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 119,153
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(562,978)
Net unrealized depreciation		$ (443,825)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 31, 2008 (Unaudited) (Continued)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment Securities ($)	Other Financial Instrument ($)*
Level 1 - Quoted Prices	1,294,797	37,845
Level 2 - Other Significant Observable Prices	1,434,327	0
Level 3 - Significant Unobservable Inputs	0	0
Total	2,729,124	37,845
* Other financial instruments include call options written.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/30/08